10. Deferred income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Income Tax And Social Contribution Tables Abstract
Schedule of deferred taxes assets and liabilities
	2018	2017
Losses carried forward – income tax and social contribution	896,100	126,386
Temporary differences:
Provision for legal and administrative proceedings	293,349	196,589
Losses on doubtful accounts	244,428	164,707
Adjustments to present value – 3G license	9,124	11,066
Deferred income tax on accounting adjustments	58,268	59,839
Lease of LT Amazonas Infrastructure	24,978	19,003
Profit sharing	22,181	40,902
Taxes with suspended enforceability	12,872	12,872
Amortized goodwill – TIM Fiber	(370,494)	(370,494)
Derivative financial instruments	(22,551)	(16,432)
Capitalized interest on 4G authorization	(301,525)	(258,175)
Deemed costs – TIM S.A.	(82,042)	(94,912)
Other	74,821	65,686
	859,509	(42,963)

Unrecognized deferred income tax and social contribution
	(57,538)	(55,956)
	801,971	(98,919)

Deferred tax assets portion	801,971	-
Deferred tax liabilities portion	-	(98,919)

Schedule of the disclosure of detailed information about subsidiary expects to recover credits based on projections
Deferred income and social contribution taxes
2019	102.835
2020	189.756
2021 onwards	603.509

Tax losses and negative base	896.100
Temporary differences	(94.129)
Total	801.971